LEASES (Schedule of Right-of-use assets) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	$ 1,415
Balance at end of year	967
Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	1,415
Balance at end of year	967
Net book value [Member] | Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	1,127
Balance at end of year	741
Net book value [Member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	288
Balance at end of year	226
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	2,465
Additions during year	327
Deletions during year	785
Balance at end of year	2,007
Cost [Member] | Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	2,097
Additions during year	239
Deletions during year	785
Balance at end of year	1,551
Cost [Member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	368
Additions during year	88
Deletions during year	0
Balance at end of year	456
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	(1,050)
Additions during year	529
Deletions during year	539
Balance at end of year	(1,040)
Accumulated depreciation [member] | Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	(970)
Additions during year	379
Deletions during year	539
Balance at end of year	(810)
Accumulated depreciation [member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	(80)
Additions during year	150
Deletions during year	0
Balance at end of year	$ (230)